Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Sep. 30, 2024
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 338,140	€ 344,590
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	373,738	359,890
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 370,747	€ 382,619